Income Taxes - Schedule of Reconciliation of Beginning and Ending Balances of Total Amounts of Gross Unrecognized Tax Obligation (Details) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of year	$ 15	$ 4	$ 2
Increases in tax positions for current years	2	10
Lapse in statute of limitations	(1)		(1)
Increases in tax positions for prior years		4	3
Decreases in tax positions for prior years		(2)
Settlements with tax authorities		(1)
Balance at end of year	$ 16	$ 15	$ 4